Note 23 - Critical Values (Detail) - AM [Member]	12 Months Ended
Dec. 31, 2022
Change in Key Assumptions
Discount rate (post tax) increase from	10.30%
Discount rate (post tax) increase to	11.30%
Change in projected future earnings in each period by	11.00%
from	3.00%
to	1.10%